Share-based payments - Narrative (Details) - Restricted share units ¥ in Millions, $ in Millions	3 Months Ended	6 Months Ended
	Sep. 30, 2025 JPY (¥)	Sep. 30, 2025 JPY (¥)	Sep. 30, 2025 USD ($)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Cost of RSUs | ¥	¥ 321	¥ 619
Unrecognized costs of unvested RSUs | $			$ 17
Weighted-average recognition period		2 years 6 months